Affiliated Companies and Variable Interest Entities	12 Months Ended
Mar. 31, 2016
Affiliated Companies and Variable Interest Entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2015	2016
Current assets	11,380,649	11,299,674
Noncurrent assets	11,890,150	10,961,889

Total assets	23,270,799	22,261,563

Current liabilities	7,330,762	7,414,894
Long-term liabilities and noncontrolling interests	5,965,242	5,509,745
Affiliated companies accounted for by the equity method shareholders’ equity	9,974,795	9,336,924

Total liabilities and shareholders’ equity	23,270,799	22,261,563

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,691,222	2,631,389

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Net revenues	28,289,687	30,163,457	31,037,029

Gross profit	3,385,048	3,614,946	3,852,899

Net income attributable to affiliated companies accounted for by the equity method	963,003	966,133	957,742

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	318,376	308,545	329,099

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2015	2016
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.6%	24.6%
Aisin Seiki Co., Ltd.	23.3%	23.3%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥2,010,249 million and ¥1,950,661 million at March 31, 2015 and 2016, respectively, were quoted on various established markets at an aggregate value of ¥2,889,079 million and ¥2,470,588 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2014, 2015 and 2016.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2015	2016
Trade accounts and notes receivable, and other receivables	266,999	256,700
Accounts payable and other payables	635,878	676,415

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Net revenues	1,854,708	1,785,238	1,804,493
Purchases	4,289,583	5,065,613	4,359,854

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2014, 2015 and 2016 were ¥147,039 million, ¥174,485 million and ¥186,212 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥1,845,092 million and ¥2,087,303 million retail finance receivables, ¥144,729 million and ¥290,873 million vehicles on operating leases, ¥112,004 million and ¥126,012 million restricted cash and ¥1,572,185 million and ¥1,903,189 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2015 and 2016, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.